PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	December 31,
	2012	2013

Advances to suppliers	$7,039,523	$5,733,372
Prepaid expenses	5,067,824	3,873,423
Barter goods	4,355,479	2,391,865
Deposit for DMG Acquisition	4,000,000	4,000,000
Other deposits	1,066,166	1,658,726
Other current assets	5,278,902	1,428,634
	$26,807,894	$19,086,020